Commitments and Contingencies - Schedule of Monthly Payment (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
$0 - $250,000 [Member] | CFO Agreement [Member]
Schedule of Monthly Payment [Line Items]
Paid Monthly	$ 3,750
Accrued Monthly	5,000
$0 - $250,000 [Member] | Employment Agreement [Member]
Schedule of Monthly Payment [Line Items]
Paid Monthly	3,750
Accrued Monthly	5,000
$250,000 - $750,000 [Member] | CFO Agreement [Member]
Schedule of Monthly Payment [Line Items]
Paid Monthly	5,000
Accrued Monthly	3,750
$250,000 - $750,000 [Member] | Employment Agreement [Member]
Schedule of Monthly Payment [Line Items]
Paid Monthly	5,000
Accrued Monthly	$ 3,750